UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-2796

Name of Registrant:	Putnam High Yield Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam High Yield Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	08/31/2014

Date of reporting period:	07/01/2014 - 06/30/2015

Registrant :	Putnam High Yield Trust
Fund Name :	Putnam High Yield Trust
Date of fiscal year end:	08/31/2014

Ally Financial Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	ALLY	CUSIP 02005N100	07/17/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Franklin W. Hobbs	Mgmt	For	For	For
	1.2	Elect Robert T. Blakely	Mgmt	For	For	For
	1.3	Elect Mayree C. Clark	Mgmt	For	For	For
	1.4	Elect Stephen A. Feinberg	Mgmt	For	Withhold	Against
	1.5	Elect Kim S. Fennebresque	Mgmt	For	For	For
	1.6	Elect Gerald Greenwald	Mgmt	For	For	For
	1.7	Elect Marjorie Magner	Mgmt	For	For	For
	1.8	Elect Mathew Pendo	Mgmt	For	For	For
	1.9	Elect John Stack	Mgmt	For	For	For
	1.10	Elect Michael A. Carpenter	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

CIT Group Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CIT	CUSIP 125581801	05/12/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect John A. Thain	Mgmt	For	For	For
	2	Elect Ellen R. Alemany	Mgmt	For	For	For
	3	Elect Michael J. Embler	Mgmt	For	For	For
	4	Elect William M. Freeman	Mgmt	For	For	For
	5	Elect David M. Moffett	Mgmt	For	For	For
	6	Elect R. Brad Oates	Mgmt	For	For	For
	7	Elect Marianne M. Parrs	Mgmt	For	For	For
	8	Elect Gerald Rosenfeld	Mgmt	For	For	For
	9	Elect John R. Ryan	Mgmt	For	For	For
	10	Elect Sheila A. Stamps	Mgmt	For	For	For
	11	Elect Seymour Sternberg	Mgmt	For	For	For
	12	Elect Peter J. Tobin	Mgmt	For	For	For
	13	Elect Laura S. Unger	Mgmt	For	For	For
	14	Ratification of Auditor	Mgmt	For	For	For
	15	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	16	Approval of the 2015 Executive Incentive Plan	Mgmt	For	For	For

Connacher Oil and Gas Ltd.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CLL	CUSIP 20588YAE3	03/30/2015		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Plan of Arrangement	Mgmt	For	For	For

Crown Castle International Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CCI	CUSIP 22822V200	05/29/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Robert Bartolo	Mgmt	For	For	For
	2	Elect Cindy Christy	Mgmt	For	For	For
	3	Elect Ari Q. Fitzgerald	Mgmt	For	For	For
	4	Elect Robert E. Garrison II	Mgmt	For	For	For
	5	Elect Dale N. Hatfield	Mgmt	For	For	For
	6	Elect Lee W. Hogan	Mgmt	For	For	For
	7	Elect John P. Kelly	Mgmt	For	For	For
	8	Elect Robert F. McKenzie	Mgmt	For	For	For
	9	Ratification of Auditor	Mgmt	For	For	For
	10	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	11	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

DISH Network Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	DISH	CUSIP 25470M109	10/30/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect George R. Brokaw	Mgmt	For	For	For
	1.2	Elect Joseph P. Clayton	Mgmt	For	For	For
	1.3	Elect James DeFranco	Mgmt	For	For	For
	1.4	Elect Cantey M. Ergen	Mgmt	For	For	For
	1.5	Elect Charles W. Ergen	Mgmt	For	For	For
	1.6	Elect Steven R. Goodbarn	Mgmt	For	For	For
	1.7	Elect Charles M. Lillis	Mgmt	For	For	For
	1.8	Elect Afshin Mohebbi	Mgmt	For	For	For
	1.9	Elect David K. Moskowitz	Mgmt	For	For	For
	1.10	Elect Tom A. Ortolf	Mgmt	For	For	For
	1.11	Elect Carl E. Vogel	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Amendment to the 2009 Stock Incentive Plan	Mgmt	For	For	For
	5	Shareholder Proposal Regarding Reporting and Reducing Greenhouse Gas Emissions	ShrHldr	Against	For	Against

Ep Energy Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	EPE	CUSIP 268785102	05/07/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Ralph Alexander	Mgmt	For	Withhold	Against
	1.2	Elect Wilson B. Handler	Mgmt	For	Withhold	Against
	1.3	Elect John J. Hannan	Mgmt	For	Withhold	Against
	1.4	Elect Michael S. Helfer	Mgmt	For	Withhold	Against
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For
	4	Ratification of Auditor	Mgmt	For	For	For

General Motors Co.
	Ticker	Security ID:	Meeting Date		Meeting Status
	GM	CUSIP 37045V100	06/09/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Joseph J. Ashton	Mgmt	For	For	For
	2	Elect Mary T. Barra	Mgmt	For	For	For
	3	Elect Stephen J. Girsky	Mgmt	For	For	For
	4	Elect Linda R. Gooden	Mgmt	For	For	For
	5	Elect Joseph Jimenez	Mgmt	For	For	For
	6	Elect Kathryn V. Marinello	Mgmt	For	For	For
	7	Elect Michael G. Mullen	Mgmt	For	For	For
	8	Elect James J. Mulva	Mgmt	For	For	For
	9	Elect Patricia F. Russo	Mgmt	For	For	For
	10	Elect Thomas M. Schoewe	Mgmt	For	For	For
	11	Elect Theodore M. Solso	Mgmt	For	For	For
	12	Elect Carol M. Stephenson	Mgmt	For	For	For
	13	Ratification of Auditor	Mgmt	For	For	For
	14	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	15	Shareholder Proposal Regarding Independent Board Chairman	ShrHldr	Against	Against	For
	16	Shareholder Proposal Regarding Cumulative Voting	ShrHldr	Against	Against	For

Harry & David Holdings Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	HARR	CUSIP 41587A201	09/30/2014		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

Huntsman Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	HUN	CUSIP 447011107	05/07/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Peter R. Huntsman	Mgmt	For	For	For
	1.2	Elect Wayne A. Reaud	Mgmt	For	For	For
	1.3	Elect Alvin V. Shoemaker	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

Live Nation Entertainment, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	LYV	CUSIP 538034109	06/10/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Mark D. Carleton	Mgmt	For	For	For
	2	Elect Jonathan L. Dolgen	Mgmt	For	For	For
	3	Elect Ariel Z. Emanuel	Mgmt	For	For	For
	4	Elect R. Ted Enloe, III	Mgmt	For	For	For
	5	Elect Jeffrey T. Hinson	Mgmt	For	For	For
	6	Elect Jimmy Iovine	Mgmt	For	For	For
	7	Elect Peggy Johnson	Mgmt	For	For	For
	8	Elect James S. Kahan	Mgmt	For	For	For
	9	Elect Gregory B. Maffei	Mgmt	For	For	For
	10	Elect Randall T. Mays	Mgmt	For	For	For
	11	Elect Michael Rapino	Mgmt	For	For	For
	12	Elect Mark S. Shapiro	Mgmt	For	For	For
	13	Amendment to the 2006 Annual Incentive Plan	Mgmt	For	For	For
	14	Amendment to the 2005 Stock Incentive Plan	Mgmt	For	For	For
	15	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	16	Ratification of Auditor	Mgmt	For	For	For

Penn National Gaming, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PENN	CUSIP 707569109	06/17/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect David A. Handler	Mgmt	For	For	For
	1.2	Elect John M. Jacquemin	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Seventy Seven Energy Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSE	CUSIP 818097107	06/03/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Bob G. Alexander	Mgmt	For	For	For
	1.2	Elect Edward J. DiPaolo	Mgmt	For	For	For
	1.3	Elect Ronnie Irani	Mgmt	For	For	For
	1.4	Elect Alvin Bernard Krongard	Mgmt	For	For	For
	1.5	Elect Tucker Link	Mgmt	For	For	For
	1.6	Elect Marran H. Ogilvie	Mgmt	For	For	For
	1.7	Elect Jerry Winchester	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For
	4	Amended and Restated 2014 Incentive Plan	Mgmt	For	For	For
	5	Ratification of Auditor	Mgmt	For	For	For

Vantage Drilling Company
	Ticker	Security ID:	Meeting Date		Meeting Status
	VTG	CUSIP G93205113	09/16/2014		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Paul A. Bragg	Mgmt	For	For	For
	1.2	Elect Steven Bradshaw	Mgmt	For	For	For
	1.3	Elect Jorge E. Estrada	Mgmt	For	For	For
	1.4	Elect Robert F. Grantham	Mgmt	For	For	For
	1.5	Elect Marcelo D. Guiscardo	Mgmt	For	For	For
	1.6	Elect Ong Tian Khiam	Mgmt	For	For	For
	1.7	Elect Duke R. Ligon	Mgmt	For	Withhold	Against
	1.8	Elect John C.G. O'Leary	Mgmt	For	For	For
	1.9	Elect Steinar Thomassen	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam High Yield Trust

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 14, 2015

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 14, 2015

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liason of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison	August 6, 2015

Jonathan S. Horwitz

Schedule A

Putnam American Government Income Fund

Putnam Arizona Tax Exempt Income Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam Equity Income Fund

Putnam Europe Equity Fund

Putnam Funds Trust

George Putnam Balanced Fund

Putnam Global Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Natural Resources Fund

Putnam Global Utilities Fund

The Putnam Fund for Growth and Income

Putnam High Income Securities Fund

Putnam High Yield Advantage Fund

Putnam High Yield Trust

Putnam Income Fund

Putnam Investment Grade Municipal Trust

Putnam International Equity Fund

Putnam Investment Funds

Putnam Investors Fund

Putnam Limited Duration Government Income Fund

Putnam Managed Municipal Income Trust

Putnam Massachusetts Tax Exempt Income Fund

Putnam Master Intermediate Income Trust

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Recovery Fund

Putnam Multi-Cap Growth Fund

Putnam Municipal Opportunities Trust

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Premier Income Trust

Putnam RetirementReady→ Funds

Putnam Tax Exempt Income Fund

Putnam Tax Exempt Money Market Fund

Putnam Tax-Free Income Trust

Putnam U.S. Government Income Trust

Putnam Vista Fund

Putnam Variable Trust

Putnam Voyager Fund